COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of detailed information about contractual obligations and commitments

Cemig and its subsidiaries have contractual obligations and commitments as follows:

	2022	2023	2024	2025	2026	After 2027	Total
Purchase of energy from Itaipu	1,530	1,577	1,577	1,577	1,576	31,536	39,373
Purchase of energy – auctions	3,823	3,341	3,553	3,356	3,033	44,839	61,945
Purchase of energy – ‘bilateral contracts’	332	332	333	222	68	54	1,341
Quotas of Angra 1 and Angra 2	256	263	265	264	264	5,314	6,626
Transport of energy from Itaipu	215	218	222	159	92	429	1,335
Other energy purchase contracts	5,072	4,287	3,764	3,541	3,529	28,101	48,294
Physical quota guarantees	852	709	668	563	477	10,600	13,869
Total	12,080	10,727	10,382	9,682	9,039	120,873	172,783